Significant accounting policies - Summary of Useful Lives Used for Calculating Depreciation and Amortization (Details)	Dec. 31, 2024
Turbines
Property Plant And Equipment [Line Items]
Property plant and equipment, useful life (in Years)	25 years
Generators
Property Plant And Equipment [Line Items]
Property plant and equipment, useful life (in Years)	15 years
Transformers
Property Plant And Equipment [Line Items]
Property plant and equipment, useful life (in Years)	15 years